As filed with the Securities and Exchange Commission on December 5, 2005
                                            1933 Act Registration No. 333-36316
                                            1940 Act Registration No. 811-08517
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 15 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 71 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on December 23, 2005, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on October 7, 2005.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act of 1933 and has caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 5th day of December, 2005.

                                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                    (Registrant)
                                    Lincoln ChoicePlus Assurance (C Share)

                                    By: /s/ Rise' C.M. Taylor
                                           Rise C. M. Taylor
                                           Vice President, The Lincoln National
                                           Life Insurance Company
                                          (Title)

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                        (Depositor)

                                    By:  /s/ Heather Dzielak
                                          Heather Dzielak
                                          (Signature-Officer of Depositor)
                                          Vice President, The Lincoln National
                                          Life Insurance Company
                                          Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 5, 2005.

  Signature                                             Title

  *___________________________________                  President and Director
  John H. Gotta                                         (Principal Executive Officer)

  *___________________________________                  Senior Vice President, Chief Financial Officer,
  Michael S. Smith                                      Chief Risk Officer and Director
                                                        (Principal Accounting Officer and Principal
                                                        Financial Officer)

  *___________________________________                  Director
  Frederick J. Crawford

  *___________________________________                  Senior Vice President, Chief Operating Officer and
   Donna D. DeRosa                                      Director

  *___________________________________                  Director
   Jude T. Driscoll

  * __________________________________                  Director
  Barbara S. Kowalczyk

  * __________________________________                  Senior Vice President, Chief Investment Officer
  See Yeng Quek                                         and Director


  * By  /s/ Rise' C.M. Taylor, Pursuant to a Power of Attorney
       -----------------------
          Rise C. M. Taylor